Safe Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SAFE Notes

Note 8. SAFE Notes

The Company has issued Simple Agreement for Future Equity (“SAFE”) notes to investors. For the six months ended June 30, 2021, the Company issued SAFE notes to investors in exchange for aggregate proceeds of $30,852,687. The SAFE notes allow the investors to participate in future equity financings through a share-settled redemption of the amount invested at a discounted price to the price paid by other investors. That is, upon a future equity financing involving preferred shares, SAFE notes settle into a number of preferred shares equal to the invested amount of the SAFE note divided by a discounted price to the price investors pay to purchase preferred shares in the financing (with such discounted price calculated as a percentage of the price investors pay to purchase preferred shares in the financing or by reference to a valuation cap). Alternatively, upon the occurrence of a change of control or an initial public offering (other than a qualified financing), the investors shall have the option to receive either (i) cash payment equal to the invested amount under such SAFE note, or (ii) a number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE notes.

The Company determined that the SAFE notes are not a legal form debt (i.e., no creditors’ rights). The SAFE notes include a provision allowing for cash redemption upon the occurrence of a change of control, the occurrence of which is outside the control of the Company. The provision requires the SAFE notes to be classified as marked-to-market liabilities pursuant to ASC 480. As of June 30, 2021 and December 31, 2020, the estimated fair value of the SAFE notes was $162,925,780 and $314,439,663, respectively. The income (loss) reported from the decrease (increase) in the estimated fair value of the SAFE notes, including those issued during the period, was $100,802,979 and $182,366,571 for the three and six months ended June 30, 2021, respectively, and was $(3,586,605) and $(3,587,989) for the three and six months ended June 30, 2020, respectively, and is included in other income (expense) within the accompanying statements of operations.

There were no SAFE notes converted into shares of the Company’s preferred stock during the six months ended June 30, 2021 and 2020. SAFE notes with a principal amount totaling $78,002,687 and $47,150,000 remained outstanding as of June 30, 2021 and December 31, 2020, respectively.

Conversion or Cash-out Events

In the event of an equity financing in which the Company issues and sells preferred stock for the purpose of raising capital, the SAFE notes will convert into a series of preferred stock of the Company. In the event of a sale of the Company or upon closing of the Business Combination, the SAFE notes will convert into common shares. The number of shares of preferred stock will be determined by the issuance price of the SAFE notes and the applicable discount on the conversion shares, or valuation cap. There was a 20% discount associated with the SAFE notes issued during the six months ended June 30, 2021 and their valuation cap was originally $1.2 billion but was subsequently amended on June 29, 2021, updating their valuation cap to $566.6 million.

In the event of a liquidity event (i.e., a change of control or initial public offering, including a Special Purpose Acquisition Company “SPAC” initial public offering), SAFE note holders will be treated as follows: (i) if in connection with the consummation of a SPAC involving SRAC, the price per share equal to the base value divided by the liquidity capitalization, and multiplied by the discount rate, or (ii) in all other cases, the SAFE note holders will receive the lesser of (x) the price per share equal to the fair market value of the Common Stock at the time of the liquidity event, as determined by reference to the purchase price payable in connection with such liquidity event, multiplied by the discount rate or (y) the post-money valuation cap divided by the liquidity capitalization.

Preference Upon Dissolution

Should the Company dissolve or wind-up operations prior to a conversion or cash-out event, SAFE note holders will be treated like a holder of standard non-participating Preferred Stock.

Note 8. SAFE Notes

The Company has issued Simple Agreement for Future Equity (“SAFE”) notes to investors. For the year ended December 31, 2020, the Company issued SAFE notes to investors in exchange for aggregate proceeds of $44,650,000. The SAFE notes allow the investors to participate in future equity financings through a share-settled redemption of the amount invested at a discounted price to the price paid by other investors. That is, upon a future equity financing involving preferred shares, SAFE notes settle into a number of preferred shares equal to the invested amount of the SAFE note divided by a discounted price to the price investors pay to purchase preferred shares in the financing (with such discounted price calculated as a percentage of the price investors pay to purchase preferred shares in the financing or by reference to a valuation cap). Alternatively, upon the occurrence of a change of control, an initial public offering or the consummation of a business combination with a special purpose acquisition company (including the Business Combination), each investor shall receive a portion of the proceeds equal to the greater of (i) the invested amount under its SAFE note, or (ii) the amount payable on the number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE notes.

The Company determined that the SAFE notes are not a legal form of debt (i.e., no creditors’ rights). The SAFE notes include a provision allowing for the investors to get a portion of the proceeds in a change of control equal to the greater of their investment amount or the amount payable upon a number of shares of common stock equal to the investment amount divided by the liquidity price set forth in the applicable SAFE notes, the occurrence of which is outside the control of the Company. This provision requires the SAFE notes to be classified as marked-to-market liabilities pursuant to ASC 480. As of December 31, 2020, and 2019, the fair value of the SAFE notes was $314,439,663 and $2,500,000, respectively. The expense reported from the increase in the fair value of the SAFE notes for the year ended December 31, 2020 was $267,289,663 and is included in other income (expense) within the accompanying statements of operations. In addition, pursuant to the guidance in ASC 825, “Financial Instruments”, the Company expensed $1.0 million of fees incurred in connection with the SAFE notes issued during the year ended December 31, 2020. This amount has been included in other expense within the accompanying statements of operations.

SAFE notes totaling $7,506,760 were converted into 32,301,028 shares of the Company’s preferred stock in connection with equity financings during the year ended December 31, 2019. There were no SAFE notes converted during the year ended December 31, 2020. SAFE notes with a principal amount totaling $47,150,000 and $2,500,000 remained outstanding as of December 31, 2020 and December 31, 2019, respectively.

Conversion or Cash-out Events

In the event of an equity financing in which the Company issues and sells preferred stock for the purpose of raising capital, the SAFE notes will convert into a series of preferred stock of the Company. The number of shares of preferred stock issued will be determined pursuant to the terms of the SAFE notes and the applicable discount to the price per share of the preferred stock sold in such equity financing and the applicable valuation cap set forth in the applicable SAFE notes. There was a 20% discount and a valuation cap of $150,000,000 associated with the outstanding SAFE notes issued during the year ended December 31, 2019. For the year ended December 31, 2020, SAFE notes with aggregate principal amounts of $9,650,000 and $35,000,000, were issued with no discount and valuation caps of $150,000,000 and $300,000,000, respectively.

In the event of a liquidity event (i.e. a change of control, initial public offering or the consummation of a business combination with a special purpose acquisition company, including the Business Combination), SAFE note holders will receive a portion of the proceeds payable in such liquidity event equal to the greater of the purchase amount of the applicable SAFE notes and the amount payable on the number of shares of common stock equal to the purchase amount divided by the liquidity price set forth in such SAFE notes in exchange for their SAFE notes.

Preference Upon Dissolution

Should the Company dissolve or wind-up operations prior to a conversion or cash-out event, SAFE note holders will be treated like a standard non-participating Preferred Stock.

Embedded and Beneficial Conversion Features

The Company assessed the embedded conversion and redemption features of the SAFE notes pursuant to ASC 815, and concluded no embedded derivatives required bifurcation. The Company further assessed the embedded conversion features of the SAFE notes under ASC 470-20 and determined that contingent beneficial conversion features (BCFs) existed. Upon the conversion of the SAFE notes, the contingency was resolved and the BCFs were measured at their intrinsic value. BCFs associated with converted SAFE notes totaled $568,479 during the year ended December 31, 2019 and were recorded as interest expense and additional paid-in-capital. There was no BCFs recorded in the year ended December 31, 2020.